UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21958

DGHM Investment Trust
(Exact name of registrant as specified in charter)

565 Fifth Avenue, Suite 2101, New York, New York 10017

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, Missouri 64112

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: May 31, 2008

Item 1. Schedule OF InVESTMENTS

DGHM ALL-CAP VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2008
	Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 100.79%				Insurance - 5.83%
				ACE Limited	2,170	$ 130,352
Aerospace / Defense - 3.00%				Horace Mann Educators
General Dynamics Corporation	1,375	$ 126,706		Corporation	3,125	50,906
				The Travelers Companies, Inc.	1,300	64,753
Auto Parts & Equipment - 1.77%						246,011
Autoliv, Inc.	1,370	74,898		Media - 5.44%
				Comcast Corporation, Cl. A	4,475	99,748
Banks - 2.65%				Time Warner, Inc.	8,170	129,740
Old National Bancorp	6,390	111,697				229,488
			Metal Fabrication / Hardware - 2.66%
Beverages - 2.27%				Mueller Industries, Inc.	3,140	112,381
Anheuser-Busch Companies, Inc.	1,670	95,958
			Miscellaneous Manufacturing - 7.66%
Chemicals - 5.54%				3M Company	1,330	103,155
Lubrizol Corporation	1,900	106,590		Dover Corporation	2,080	112,486
PPG Industries, Inc.	2,020	127,321		Teleflex Incorporated	1,820	107,908
		233,911				323,549
Computers - 4.80%				Oil & Gas - 8.21%
International Business Machines				EnCana Corporation	1,375	124,259
Corporation	740	95,778		Helmerich & Payne, Inc.	1,810	113,396
* Teradata Corporation	3,955	106,825		Occidential Petroleum Corporation	1,185	108,937
		202,603				346,592
Diversified Financial Services - 10.11%				Oil & Gas Services - 6.91%
* Affiliated Managers Group, Inc.	1,250	128,125		BJ Services Company	5,180	156,436
Invesco Limited	4,460	124,122	*	Oil States International, Inc.	2,320	135,534
JPMorgan Chase & Co.	2,240	96,320				291,970
The Goldman Sachs Group, Inc.	443	78,150	Real Estate Investment Trust - 2.68%
		426,717		UDR, Inc.	4,580	113,309
Electric - 5.88%
Duke Energy Corporation	6,780	125,294		Retail - 3.92%
FirstEnergy Corporation	1,565	123,181		Brinker International, Inc.	4,150	91,010
		248,475		TJX Companies, Inc.	2,330	74,700
Environmental Control - 2.57%						165,710
Waste Management, Inc.	2,860	108,480		Savings & Loans - 2.33%
				People's United Financial, Inc.	5,940	98,188
Food - 4.70%
Kellogg Company	1,830	94,812		Telecommunications - 5.44%
The Kroger Co.	3,755	103,788		CenturyTel, Inc.	4,090	144,827
		198,600	μ	Vodafone Group PLC	2,640	84,718
Healthcare - Services - 6.42%						229,545
* DaVita, Inc.	2,580	133,850
Quest Diagnostics, Inc.	2,720	137,115	Total Common Stocks (Cost $4,081,291)			4,255,753
		270,965
						(Continued)

DGHM ALL-CAP VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2008
	Shares	Market Value (Note 1)

INVESTMENT COMPANY - 0.08%

Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Evergreen Institutional Treasury Money Market Fund - 1.98%
(Cost $3,165)	3,165	$ 3,165

Total Investments (Cost $4,084,456) - 100.87%		$ 4,258,918
Liabilities in Excess of Other Assets - (0.87)%		(36,595)	Aggregate gross unrealized appreciation	$ 335,591
			Aggregate gross unrealized depreciation	(161,129)
Net Assets - 100.00%		$ 4,222,323
			Net unrealized appreciation	$ 174,462
*	Non-income producing investment.
μ	American Depositary Receipt.		Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The following acronym is used in this portfolio:

PLC - Public Limited Company (British)

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Aerospace / Defense	3.00%	$ 126,706
Auto Parts & Equipment	1.77%	74,898
Banks	2.65%	111,697
Beverages	2.27%	95,958
Chemicals	5.54%	233,911
Computers	4.80%	202,603
Diversified Financial Services	10.11%	426,717
Electric	5.88%	248,475
Environmental Control	2.57%	108,480
Food	4.70%	198,600
Healthcare - Services	6.42%	270,965
Insurance	5.83%	246,011
Investment Company	0.08%	3,165
Media	5.44%	229,488
Metal Fabrication / Hardware	2.66%	112,381
Miscellaneous Manufacturing	7.66%	323,549
Oil & Gas	8.21%	346,592
Oil & Gas Services	6.91%	291,970
Real Estate Investment Trust	2.68%	113,309
Retail	3.92%	165,710
Savings & Loans	2.33%	98,188
Telecommunications	5.44%	229,545
Total	100.87%	$ 4,258,918	(Continued)

DGHM ALL-CAP VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2008

Note 1 - Investment Valuation (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments In Securities

Level 1	$4,258,918
Level 2	0
Level 3	0
Total	$4,258,918

Item 2. CONTROLS AND PROCEDURES

(a)     The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust

By: (Signature and Title)	/s/ Jeffrey C. Baker Jeffrey C. Baker President and Principal Executive Officer

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Jeffrey C. Baker Jeffrey C. Baker President and Principal Executive Officer DGHM Investment Trust

Date: July 23, 2008

By: (Signature and Title)	/s/ Thomas F. Gibson Thomas F. Gibson Treasurer and Principal Financial Officer DGHM Investment Trust

Date: July 23, 2008